Reconciliation of Unrecognized Benefits (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)
Income Tax Contingency [Line Items]
Beginning balance	$ 127,476	¥ 10,453,000	¥ 12,050,000	¥ 11,816,000
Additions for tax positions of current year	55,950	4,588,000	12,000	473,000
Additions for tax positions of prior years	20,634	1,692,000	148,000	1,573,000
Reductions for tax positions of prior years	(3,280)	(269,000)	(313,000)	(519,000)
Settlements	(1,256)	(103,000)	(243,000)	(628,000)
Effect of exchange rate changes	(829)	(68,000)	(1,201,000)	(665,000)
Ending balance	$ (198,695)	¥ 16,293,000	¥ 10,453,000	¥ 12,050,000